Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	13,979,437	12,127,411	6,116,812
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	403,331	1,089,650	505,383
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	10,310,800	7,772,455	5,611,429
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	3,265,306	3,265,306	0